DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative instruments reported in the Consolidated Balance Sheets

The fair value of derivative instruments reported in the Consolidated Balance Sheets within Other accrued liabilities are as follows:

January 3, 2015
Diesel fuel swap	$2,002
Natural gas swap	292

$2,294

Schedule of effects of derivative instruments on the consolidated statements of operations

In connection with hedge agreements related to diesel fuel and natural gas that we entered into during fiscal 2014 and that remained in effect at October 3, 2015, we recorded the following amounts in the prior period:

	Fiscal Quarter	Fiscal Year to Date
	Ended October 3, 2015
Gain recognized in Other Comprehensive Income:
Diesel fuel swap	$—	$780
Natural gas swap	—	210

	$—	$990

Loss reclassified from AOCI to Income
Diesel fuel swap	$(717)	$(1,913)
Natural gas swap	(53)	(298)

	$(770)	$(2,211)

The effects of derivative instruments on the consolidated statements of operations for fiscal 2015, fiscal 2014 and fiscal 2013 are as follows:

	Gain (Loss) Recognized in OCI			Loss Reclassified from AOCI into Income
	Fiscal 2015	Fiscal 2014	Fiscal 2013	Fiscal 2015	Fiscal 2014	Fiscal 2013
Diesel fuel swap	$2,002	$(2,002)	$—	$(2,946)	$(64)	$21

Natural gas swap	292	(292)	—	(427)	(87)	—

	$2,294	$(2,294)	$—	$(3,373)	$(151)	$21